Income and Expenses on Financial Instruments - Schedule of Income and Expenses on Financial Instruments (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income
Net gains (losses) recognized in profit or loss	¥ 9,162	¥ 4,295	¥ 3,949
Dividend income	1,088	1,234	692
Gains (losses) on financial instruments	10,250	5,529	4,641
Interest income	116,488	88,442	73,884
Expenses
Interest expense	10,590	4,254	1,931
Impairment losses (gains) on financial assets	25,641	26,468	18,881
Financial Liabilities Measured at Amortized Cost
Income
Net gains (losses) recognized in profit or loss	(154)	(3)	412
Gains (losses) on financial instruments	(154)	(3)	412
Expenses
Interest expense	10,588	4,253	1,930
Financial Assets Measured at FVTPL
Income
Net gains (losses) recognized in profit or loss	58,250	7,401	42,073
Dividend income	1,088	1,234	692
Gains (losses) on financial instruments	59,338	8,635	42,765
Interest income	6	(147)
Expenses
Impairment losses (gains) on financial assets	1
Debt Instruments Measured at FVTOCI
Income
Net gains (losses) recognized in profit or loss	66	(90)	43
Gains (losses) on financial instruments	66	(90)	43
Interest income	3,218	1,850	1,577
Equity Instruments Measured at FVTOCI
Income
Dividend income	0	0	0
Gains (losses) on financial instruments	0	0	0
Financial Assets Measured at Amortized Cost
Income
Net gains (losses) recognized in profit or loss	2,524	667	33
Gains (losses) on financial instruments	2,524	667	33
Interest income	113,237	86,689	72,247
Expenses
Impairment losses (gains) on financial assets	25,640	26,468	18,881
Derivative Instruments
Income
Net gains (losses) recognized in profit or loss	(51,524)	(3,680)	(38,612)
Gains (losses) on financial instruments	(51,524)	(3,680)	(38,612)
Interest income	27	50	60
Expenses
Interest expense	¥ 2	¥ 1	¥ 1